Significant Accounting Policies - Summary of Reconciliation Between IFRS and IFRS-EU (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of changes in accounting estimates [line items]
Equity	€ 26,372	€ 24,661	€ 24,433	€ 22,531
Shareholders' equity, adjustment of EU 'IAS 39' carve-out	632	1,054	774
Shareholders' equity, tax effect of the adjustment	(163)	(257)	(167)
Shareholders' equity, effect of the adjustment after tax	469	798	607
Net income, adjustment of EU 'IAS 39' carve-out	(422)	280	375
Net income, tax effect of the adjustment	93	(90)	(86)
Net income, effect of the adjustment after tax	(328)	190	289
In accordance with IFRS [member]
Disclosure of changes in accounting estimates [line items]
Equity	23,813	22,018	21,842
Net income	2,029	(135)	1,236
In accordance with EU-IFRS [member]
Disclosure of changes in accounting estimates [line items]
Equity	24,282	22,815	22,449
Net income	€ 1,701	€ 55	€ 1,525